Performance Management			3 Months Ended
	Oct. 18, 2024	Sep. 30, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023
GraniteShares 1.25x Long TSLA Daily ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance:
Performance Narrative [Text Block]

The following performance information indicates some of the risks of investing in the Fund. The bar chart shows the Fund’s performance from year to year. The table illustrates how the Fund’s average annual returns for the since inception and 1-year periods compared with those of the broad measure of market performance. The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future. Updated performance information is also available on the Fund’s website at www.graniteshares.com or by calling the Fund toll free at 844-476-8747.

During the periods shown in the bar chart above, the Fund’s highest quarterly return was 85.3% (quarter ended March 31, 2023) and the Fund’s lowest quarterly return was -7.9% (quarter ended September 30, 2023). The calendar year-to-date total return of the Fund as of September 30, 2024, was -1.63%.

Average Annual Total Returns for the Periods Ended December 31, 2023

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following performance information indicates some of the risks of investing in the Fund. The bar chart shows the Fund’s performance from year to year. The table illustrates how the Fund’s average annual returns for the since inception and 1-year periods compared with those of the broad measure of market performance.
Bar Chart, Year to Date Return		(1.63%)
Highest Quarterly Return						85.30%
Lowest Quarterly Return				(7.90%)
Performance Table Heading	Average Annual Total Returns
Performance [Table]
	1 Year	Since Inception (8/8/22)
Return Before Taxes	112.48%	-23.31%
Return After Taxes on Distributions	81.11%	-31.60%
Return After Taxes on Distributions and Sale of Fund Shares	67.82%	-20.53%
S&P 500 (no fees and expenses, or taxes applied)	26.29%	12.57%

Performance Availability Website Address [Text]	www.graniteshares.com
Performance Availability Phone [Text]	844-476-8747
GraniteShares 2x Long NVDA Daily ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance:
Performance Narrative [Text Block]

The following performance information indicates some of the risks of investing in the Fund. The bar chart shows the Fund’s performance from year to year. The table illustrates how the Fund’s average annual returns since the inception and 1-year period compared with those of the broad measure of market performance. The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future. Updated performance information is also available on the Fund’s website at www.graniteshares.com or by calling the Fund toll free at 844-476-8747.

During the periods shown in the bar chart above, the Fund’s highest quarterly return was 150.5% (quarter ended March 31, 2023) and the Fund’s lowest quarterly return was 0.65% (quarter ended September 30, 2023). The calendar year-to-date total return of the Fund as of September 30, 2024, was 289.96%.

Average Annual Total Returns for the Periods Ended December 31, 2023

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following performance information indicates some of the risks of investing in the Fund. The bar chart shows the Fund’s performance from year to year. The table illustrates how the Fund’s average annual returns since the inception and 1-year period compared with those of the broad measure of market performance.
Bar Chart, Year to Date Return		289.96%
Highest Quarterly Return						150.50%
Lowest Quarterly Return				0.65%
Performance Table Heading	Average Annual Total Returns
Performance [Table]
	1 Year	Since Inception (12/12/22)
Return Before Taxes	430.56%	272.53%
Return After Taxes on Distributions	408.56%	257.83%
Return After Taxes on Distributions and Sale of Fund Shares	254.87%	202.89%
S&P 500 (no fees, expenses, or taxes applied)	26.29%	20.45%

Performance Availability Website Address [Text]	www.graniteshares.com
Performance Availability Phone [Text]	844-476-8747
GraniteShares 2x Long COIN Daily ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance:
Performance Narrative [Text Block]

The following performance information indicates some of the risks of investing in the Fund. The bar chart shows the Fund’s performance from year to year. The table illustrates how the Fund’s average annual returns for the since inception and 1-year periods compared with those of the broad measure of market performance. The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future. Updated performance information is also available on the Fund’s website at www.graniteshares.com or by calling the Fund toll free at 844-476-8747.

During the periods shown in the bar chart above, the Fund’s highest quarterly return was 232.71% (quarter ended December 31, 2023) and the Fund’s lowest quarterly return was -0.39% (quarter ended September 30, 2023). The calendar year-to-date total return of the Fund as of September 30, 2024, was -26.82%.

Average Annual Total Returns for the Periods Ended December 31, 2023

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following performance information indicates some of the risks of investing in the Fund. The bar chart shows the Fund’s performance from year to year. The table illustrates how the Fund’s average annual returns for the since inception and 1-year periods compared with those of the broad measure of market performance.
Bar Chart, Year to Date Return		(26.82%)
Highest Quarterly Return			232.71%
Lowest Quarterly Return				(0.39%)
Performance Table Heading	Average Annual Total Returns
Performance [Table]
	1 Year	Since Inception (8/8/22)
Return Before Taxes	643.33%	24.57%
Return After Taxes on Distributions	643.33%	24.57%
Return After Taxes on Distributions and Sale of Fund Shares	380.85%	18.91%
S&P 500 (no fees, expenses or taxes applied)	26.29%	12.57%

Performance Availability Website Address [Text]	www.graniteshares.com
Performance Availability Phone [Text]	844-476-8747
GraniteShares 2x Long BABA Daily ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance:
Performance Narrative [Text Block]

The following performance information indicates some of the risks of investing in the Fund. The bar chart shows the Fund’s performance from year to year. The table illustrates how the Fund’s average annual returns for the since inception and 1-year periods compared with those of the Index and a broad measure of market performance. The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future. Updated performance information is also available on the Fund’s website at www.graniteshares.com or by calling the Fund toll free at 844-476-8747.

During the periods shown in the bar chart above, the Fund’s highest quarterly return was 21.52% (quarter ended March 31, 2023) and the Fund’s lowest quarterly return was -33.68% (quarter ended June 30, 2023). The calendar year-to-date total return of the Fund as of September 30, 2024, was 68.12%.

Average Annual Total Returns for the Periods Ended December 31, 2023

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following performance information indicates some of the risks of investing in the Fund. The bar chart shows the Fund’s performance from year to year. The table illustrates how the Fund’s average annual returns for the since inception and 1-year periods compared with those of the Index and a broad measure of market performance.
Bar Chart, Year to Date Return		68.12%
Highest Quarterly Return						21.52%
Lowest Quarterly Return					(33.68%)
Performance Table Heading	Average Annual Total Returns
Performance [Table]
	1 Year	Since Inception (12/12/22)
Return Before Taxes	-33.94%	-34.94%
Return After Taxes on Distributions	-33.94%	-34.94%
Return After Taxes on Distributions and Sale of Fund Shares	-20.09%	-26.55%
S&P 500 (no fees, expenses, or taxes applied)	29.26%	20.45%

Performance Availability Website Address [Text]	www.graniteshares.com
Performance Availability Phone [Text]	844-476-8747
GraniteShares 2x Long META Daily ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance:
Performance Narrative [Text Block]

The following performance information indicates some of the risks of investing in the Fund. The bar chart shows the Fund’s performance from year to year. The table illustrates how the Fund’s average annual returns for the since inception and 1-year periods compared with those of the Index and a broad measure of market performance. The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future. Updated performance information is also available on the Fund’s website at www.graniteshares.com or by calling the Fund toll free at 844-476-8747.

During the periods shown in the bar chart above, the Fund’s highest quarterly return was 123.64% (quarter ended March 31, 2023) and the Fund’s lowest quarterly return was 3.85% (quarter ended September 30, 2023). The calendar year-to-date total return of the Fund as of September 30, 2024, was 110.68%.

Average Annual Total Returns for the Periods Ended December 31, 2023

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following performance information indicates some of the risks of investing in the Fund. The bar chart shows the Fund’s performance from year to year. The table illustrates how the Fund’s average annual returns for the since inception and 1-year periods compared with those of the Index and a broad measure of market performance.
Bar Chart, Year to Date Return		110.68%
Highest Quarterly Return						123.64%
Lowest Quarterly Return				3.85%
Performance Table Heading	Average Annual Total Returns
Performance [Table]
	1 Year	Since Inception (12/12/22)
Return Before Taxes	339.22%	333.33%
Return After Taxes on Distributions	278.91%	276.56%
Return After Taxes on Distributions and Sale of Fund Shares	201.44%	232.37%
S&P 500 (no fees, expenses, or taxes applied)	26.29%	20.45%

Performance Availability Website Address [Text]	www.graniteshares.com
Performance Availability Phone [Text]	844-476-8747
GraniteShares 2x Long GOOGL Daily ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

Performance: Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus. Updated performance information, when available, will be available online at www.graniteshares.com or by calling 844-476-8747.

Performance Availability Website Address [Text]	www.graniteshares.com
Performance Availability Phone [Text]	844-476-8747
GraniteShares 2x Long AMZN Daily ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

Performance: Because the Fund had not yet been launched as of December 31, 2023, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus. Updated performance information, when available, will be available online at www.graniteshares.com or by calling 844-476-8747.

Performance Availability Website Address [Text]	www.graniteshares.com
Performance Availability Phone [Text]	844-476-8747
GraniteShares 2x Long AAPL Daily ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance:
Performance Narrative [Text Block]

The following performance information indicates some of the risks of investing in the Fund. The bar chart shows the Fund’s performance from year to year. The table illustrates how the Fund’s average annual returns for the since inception periods compare with those of the Index and a broad measure of market performance. The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future. Updated performance information is also available on the Fund’s website at www.graniteshares.com or by calling the Fund toll free at 844-476-8747.

During the periods shown in the bar chart above, the Fund’s highest quarterly return was 47.24% (quarter ended March 31, 2023) and the Fund’s lowest quarterly return was -22.05% (quarter ended September 30, 2023). The calendar year-to-date total return of the Fund as of September 30, 2024 was 30.70%.

Average Annual Total Returns for the Periods Ended December 31, 2023

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following performance information indicates some of the risks of investing in the Fund. The bar chart shows the Fund’s performance from year to year. The table illustrates how the Fund’s average annual returns for the since inception periods compare with those of the Index and a broad measure of market performance.
Bar Chart, Year to Date Return		30.70%
Highest Quarterly Return						47.24%
Lowest Quarterly Return				(22.05%)
Performance Table Heading	Average Annual Total Returns
Performance [Table]
	1 Year	Since Inception (8/8/22)
Return Before Taxes	76.68%	6.33%
Return After Taxes on Distributions	65.36%	1.40%
Return After Taxes on Distributions and Sale of Fund Shares	45.44%	2.80%
S&P 500 (No fees, expenses, or taxes applied)	29.26%	12.57%

Performance Availability Website Address [Text]	www.graniteshares.com
Performance Availability Phone [Text]	844-476-8747
GraniteShares 2x Long MSFT Daily ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

Performance: Because the Fund had not yet been launched as of December 31, 2023, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus. Updated performance information, when available, will be available online at www.graniteshares.com or by calling 844-476-8747.

Performance Availability Website Address [Text]	www.graniteshares.com
Performance Availability Phone [Text]	844-476-8747
GraniteShares 2x Long AMD Daily ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

Performance: Because the Fund had not yet launched as of December 31, 2023, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus. Updated performance information, when available, will be available online at www.graniteshares.com or by calling 844-476-8747.

Performance Availability Website Address [Text]	www.graniteshares.com
Performance Availability Phone [Text]	844-476-8747
GraniteShares 2x Long PLTR Daily ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

Performance: Because the Fund had not yet launched as of December 31, 2023, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus. Updated performance information, when available, will be available online at www.graniteshares.com or by calling 844-476-8747.

Performance Availability Website Address [Text]	www.graniteshares.com
Performance Availability Phone [Text]	844-476-8747
GraniteShares 2x Long UBER Daily ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

Performance: Because the Fund had not yet launched as of December 31, 2023, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus. Updated performance information, when available, will be available online at www.graniteshares.com or by calling 844-476-8747.

Performance Availability Website Address [Text]	www.graniteshares.com
Performance Availability Phone [Text]	844-476-8747
GraniteShares 2x Long DIS Daily ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

Performance: Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus. Updated performance information, when available, will be available online at www.graniteshares.com or by calling 844-476-8747.

Performance Availability Website Address [Text]	www.graniteshares.com
Performance Availability Phone [Text]	844-476-8747
GraniteShares 2x Long F Daily ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

Performance: Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus. Updated performance information, when available, will be available online at www.graniteshares.com or by calling 844-476-8747.

Performance Availability Website Address [Text]	www.graniteshares.com
Performance Availability Phone [Text]	844-476-8747